VIA EDGAR

February 28, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:        AllianceBernstein Multi-Manager Alternative Fund

Ladies and Gentlemen:

On behalf of AllianceBernstein Multi-Manager Alternative Fund (the “Fund”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).

Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8970.

Very truly yours,

/s/ P. Jay Spinola

P. Jay Spinola

Enclosures

cc:	Eric C. Freed, AllianceBernstein, L.P. Emilie D. Wrapp, AllianceBernstein, L.P.

NEW YORK     WASHINGTON    PARIS    LONDON    MILAN    ROME     FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh